Label	Element	Value
MFS® Lifetime® Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001330967_SupplementTextBlock
SUPPLEMENT TO THE PROSPECTUS

The date of this supplement is December 13, 2017.

MFS® Lifetime® Income Fund

Effective February 1, 2018, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Lifetime® Income Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the fund, which are not reflected below. Expenses for Class 529A, Class 529B, and Class 529C shares have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers and Reductions" on page 14 and "Appendix A – Waivers and Reductions of Sales Charges" on page A-1 of the fund's prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2019
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective February 1, 2018, the Performance Table under the sub-section entitled "Performance Information" under the main heading "Summary of Key Information" is restated follows:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses, or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2016)
MFS® Lifetime® Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.34%
MFS® Lifetime® Income Fund | MFS Lifetime Income Fund Blended Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) MFS Lifetime Income Fund Blended Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.24%
MFS® Lifetime® Income Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_NetExpensesOverAssets	0.81%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	504
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	708
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,620
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.47%
MFS® Lifetime® Income Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.36%
MFS® Lifetime® Income Fund | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.11%
MFS® Lifetime® Income Fund | T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_NetExpensesOverAssets	0.81%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	331
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	538
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	778
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,466
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes T Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.68%
MFS® Lifetime® Income Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 559
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	829
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,886
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	529
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	939
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,886
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes B Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.33%
MFS® Lifetime® Income Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 259
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	529
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,084
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	529
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	939
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,084
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes C Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.16%
MFS® Lifetime® Income Fund | I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 954
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes I Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.21%
MFS® Lifetime® Income Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	529
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,084
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes R1 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.18%
MFS® Lifetime® Income Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	374
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,534
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes R2 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%
MFS® Lifetime® Income Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes R3 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.94%
MFS® Lifetime® Income Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 954
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes R4 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.20%
MFS® Lifetime® Income Fund | R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	185
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 834
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes R6 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.24%
MFS® Lifetime® Income Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_NetExpensesOverAssets	0.86%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses for Class 529A, Class 529B, and Class 529C shares have been adjusted to reflect current fee arrangements.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 509
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	723
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,675
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes 529A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.44%
MFS® Lifetime® Income Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_NetExpensesOverAssets	1.61%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses for Class 529A, Class 529B, and Class 529C shares have been adjusted to reflect current fee arrangements.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 564
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	844
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,165
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,941
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	544
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	965
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,941
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes 529B Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.27%
MFS® Lifetime® Income Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	rr_NetExpensesOverAssets	1.61%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses for Class 529A, Class 529B, and Class 529C shares have been adjusted to reflect current fee arrangements.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 264
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	544
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	965
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	544
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	965
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,137
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes 529C Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.12%

[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
[2]	Massachusetts Financial Services Company ("MFS") has agreed in writing to bear the fund's expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class T, Class B, Class C, Class 529A, Class 529B, Class 529C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.10)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2019.